                                VALIC COMPANY II

               SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 2, 2006


With respect to the Mid Cap Value Fund, effective March 31, 2006, U.S. Bancorp Asset Management, Inc. changed its name to FAF Advisors, Inc. Accordingly, the Prospectus for the Fund is hereby supplemented by changing all references to U.S. Bancorp Asset Management, Inc. ("USBAM") to FAF Advisors, Inc. ("FAF").



DATED: MARCH 31, 2006

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                                VALIC COMPANY II

     SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 2, 2006


With respect to the Mid Cap Value Fund, effective March 31, 2006, U.S. Bancorp Asset Management, Inc. changed its name to FAF Advisors, Inc. Accordingly, the Statement of Additional Information for the Fund is hereby supplemented by changing all references to U.S. Bancorp Asset Management, Inc. ("USBAM") to FAF Advisors, Inc. ("FAF").



DATED: MARCH 31, 2006